Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Options and Warrants (Tables) [Line Items]
Schedule of summarizes additional information relating to the warrants outstanding
		Weighted Average	Weighted Average		Weighted Average
Range of		Remaining Contractual	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Life (Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value

$4.00	30,000	4.85	$4.00	30,000	$4.00	$-
$6.43	1,082,205	3.44	$6.43	1,082,205	$6.43	$-
$4.20	145,833	1.48	$4.20	145,833	$4.20	$-
$7.50	25,000	4.53	$7.50	25,000	$7.50	$-

		Weighted Average	Weighted Average		Weighted Average
Range of Exercise	Number	Remaining Contractual	Exercise Price for	Number	Exercise Price for	Intrinsic
Prices	Outstanding	Life(Years)	Shares Outstanding	Exercisable	Shares Exercisable	Value

$12.00	54,633	0.24	$12.00	54,633	$12.00	$-
$6.43	1,082,205	3.68	$6.43	1,082,205	$6.43	$-
$4.20	145,833	1.73	$4.20	145,833	$4.20	$-
$7.50	25,000	4.77	$7.50	25,000	$7.50	$-

Schedule of summarizes additional information relating to the options outstanding
		Weighted Average	Weighted Average		Weighted Average
Range of		Remaining Contractual	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Life (Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value

$4.58	46,666	1.73	$4.58	46,666	$4.58	$-
$4.16	144,085	1.73	$4.16	144,085	$4.16	$-
$4.50	58,334	2.26	$4.50	58,334	$4.50	$-
$4.09	78,750	2.26	$4.09	78,750	$4.09	$-
$3.59	35,000	4.42	$3.59	35,000	$3.59	$-
$3.75	57,500	2.61	$3.75	57,500	$3.75	$-
$4.12	50,000	2.61	$4.12	50,000	$4.12	$-
$3.98	30,000	2.76	$3.98	30,000	$3.98	$-

		Weighted Average	Weighted Average		Weighted Average
Range of Exercise	Number	Remaining Contractual	Exercise Price for	Number	Exercise Price for	Intrinsic
Prices	Outstanding	Life(Years)	Shares Outstanding	Exercisable	Shares Exercisable	Value

$4.58	46,666	2.48	$4.58	46,666	$4.58	$-
$4.16	144,085	1.97	$4.16	144,085	$4.16	$-
$4.50	58,334	1.97	$4.50	58,334	$4.50	$-
$4.09	78,750	2.50	$4.09	78,750	$4.09	$-
$3.59	35,000	2.50	$3.59	35,000	$3.59	$2,100
$3.75	57,500	2.85	$3.75	57,500	$3.75	$-
$4.12	50,000	2.85	$4.12	50,000	$4.12	$-

Options [Member]
Options and Warrants (Tables) [Line Items]
Schedule of options outstanding
		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2022	190,751	$4.26	2.97 years

Granted	279,584	3.93	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2023	470,335	4.13	2.53 years

Granted	30,000	3.98	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- April 30, 2023	500,335	$4.12	2.31 years	$-

Exercisable - April 30, 2023	500,335	$4.12	2.31 years	$-

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	-	$-	-

Granted	190,751	4.26	2.97 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2022	190,751	-	-

Granted	279,584	3.93	3.00 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- January 31, 2023	470,335	$4.13	2.53 years	$2,100

Exercisable - January 31, 2023	470,335	$4.13	2.53 years	$2,100

Warrants [Member]
Options and Warrants (Tables) [Line Items]
Schedule of warrants outstanding
		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2022	1,435,622	$6.91	3.93 years	$-

Granted	25,000	7.50	5.00 years	-

Expired/Cancelled	(97,534)	5.36	-	-

Exercised	(55,417)	5.36	-	-

Outstanding, January 31, 2023	1,307,671	6.43	3.34 years	-

Granted	30,000	4.00	5.00 years	-

Expired/Cancelled	(54,633)	12.00	-	-

Exercised	-	-	-	-

Outstanding- April 30, 2023	1,283,038	$6.14	3.27 years	$-

Exercisable - April 30, 2023	1,283,038	$6.14	3.27 years	$-

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	165,466	$11.99	2.16 years	$-

Granted	1,770,068	6.19	4.70 years	-

Expired/Cancelled	-	-	-	-

Exercised	(499,912)	6.43	-	-

Outstanding, January 31, 2022	1,435,622	6.91	3.93 years	-

Granted	25,000	7.50	5.00 years	-

Expired/Cancelled	(97,534)	5.36	-	-

Exercised	(55,417)	5.36	-	-

Outstanding- January 31, 2023	1,307,671	$6.43	3.34 years	$-

Exercisable - January 31, 2023	1,307,671	$6.43	3.34 years	$-